EMPLOYEE RETIREMENT PLAN	12 Months Ended
Dec. 31, 2023
EMPLOYEE RETIREMENT PLAN
EMPLOYEE RETIREMENT PLAN

12. EMPLOYEE RETIREMENT PLAN

The Company maintains a defined contribution plan under Section 401(k) of the Internal Revenue Code that allows eligible employees to contribute a portion of their annual compensation on a pre-tax basis. The Company has not made any matching contributions under this plan.